Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity

The following tables summarizes contractual obligations and commitments as of December 31, 2020:

	Payments due by Period
	Total	Less than 1 Year	1—3 Years	3—5 Years	More than 5 Years
	(in thousands)
Debt principal, interest and fees	$236,970	$17,438	$36,647	$38,584	$144,301
Operating lease obligations	7,475	774	1,763	1,865	3,073
Other contractual commitments	574	445	129	—	—

Total contractual obligations	$245,019	$18,657	$38,539	$40,449	$147,374